SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH  OCTOBER 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs        Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch     Share  at Time of Purch        Broker

10-1        GF   17700    13.613          17.79 	     Bear Stearns
10-2        " "    12700    13.434           17.13                  " "
10-5        " "    11000    13.428           16.96                  " "
10-6        " "    11000    13.652           17.42                  " "
10-7        " "    11000    13.561           17.41                  " "
10-8        " "    11000    12.814           16.60                  " "
10-9        " "    11000    13.116           16.58                  " "
10-13      " "      9991    13.625           17.31                  " "
10-14      " "      7591    13.489           17.83                  " "
10-15      " "      3891    14.2742         18.42                  " "
10-16      " "      9991    14.885           18.69                  " "
10-19      " "      9856    14.75             18.74                  " "
10-20      " "      9856    15.1921         18.71                  " "
10-21      " "      9856    15.21             18.42                  " "
10-22      " "      9856    15.0512         18.53                  " "
10-23      " "      9856    15.1875         18.72                  " "
10-26      " "    14600    15.4953         18.66                  " "
10-27      " "    14600    15.765           18.87                  " "
10-28      " "    14600    15.625           18.63                  " "
10-29      " "    39600    15.7876         18.64                  " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Joseph Cheung - Treasurer
Date of Statement          11/10/98